Investments (Details 27) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Securities Financing Transaction [Line Items]
Total cash collateral liability	$ 24,223	$ 24,647
Security collateral on deposit from counterparties	371	0
Reinvestment portfolio - estimated fair value	23,940	24,177
Securities Financing Transaction, Cost [Member]
Securities Financing Transaction [Line Items]
Securities loaned	20,613	23,715
Securities Financing Transaction, Fair Value [Member]
Securities Financing Transaction [Line Items]
Securities loaned	$ 24,072	$ 24,230